Cover Page	Oct. 09, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Junior Subordinated Debt
Document Information [Line Items]
Title of 12(b) Security	6.25% Junior Subordinated Notes due 2085
Trading Symbol	XELLL
Security Exchange Name	NASDAQ
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Northern States Power Co. MN
Document Information [Line Items]
Entity Registrant Name	NORTHERN STATES POWER CO
Entity Central Index Key	0001123852
Entity Incorporation, State or Country Code	MN
Entity File Number	001-31387
Entity Tax Identification Number	41-1967505
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500